Net Income Per Share Attributable to Evercore Inc. Common Shareholders - Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic and Diluted [Line Items]
Weighted average shares of Class A common stock outstanding, including vested RSUs (in shares)									39,220	37,161	35,827
Basic net income per share attributable to Evercore Inc. common shareholders (in dollars per share)	$ 1.11	$ 0.89	$ 0.61	$ 0.13	$ 0.53	$ 0.20	$ 0.30	$ 0.12	$ 2.74	$ 1.15	$ 2.42
Diluted weighted average shares of Class A common stock outstanding (in shares)									44,193	43,699	41,843
Diluted net income per share attributable to Evercore Inc. common shareholders (in dollars per share)	$ 0.98	$ 0.79	$ 0.55	$ 0.12	$ 0.45	$ 0.16	$ 0.26	$ 0.10	$ 2.43	$ 0.98	$ 2.08
Class A [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Net income attributable to Evercore Inc. common shareholders									$ 107,528	$ 42,863	$ 86,874
Weighted average shares of Class A common stock outstanding, including vested RSUs (in shares)									39,220	37,161	35,827
Basic net income per share attributable to Evercore Inc. common shareholders (in dollars per share)									$ 2.74	$ 1.15	$ 2.42
Noncontrolling Interest Related To Assumed Exchange Of Lp Units For Common Shares
Associated Corporate Taxes Related To Assumed Elimination Of Noncontrolling Interest Described
Diluted net income attributable to Evercore Inc. common shareholders									$ 107,528	$ 42,863	$ 86,874
Assumed exchange of LP Units for Class A Shares (in shares)
Additional shares of the Company's common stock assumed to be issued pursuant to non-vested RSUs and deferred consideration, as calculated using the Treasury Stock Method (in shares)									2,065	2,162	2,723
Shares that are contingently issuable (in shares)									2,908	1,747	88
Assumed conversion of Warrants issued (in shares)									0	2,629	3,205
Diluted weighted average shares of Class A common stock outstanding (in shares)									44,193	43,699	41,843
Diluted net income per share attributable to Evercore Inc. common shareholders (in dollars per share)									$ 2.43	$ 0.98	$ 2.08